EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended												12 Months Ended
	Mar. 09, 2014	Sep. 12, 2013	Jul. 08, 2013	Jul. 26, 2012	Jun. 19, 2012	Aug. 31, 2011	Jan. 31, 2011	Oct. 13, 2010	Jul. 18, 2008	Apr. 02, 2007	Jan. 31, 2007	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Proceeds from issuance of shares	$ 10,440			$ 1,867,000	$ 147,500				$ 1,000	$ 8,500	$ 4,675	$ 2,586
Shares sold	1,130,000			644,034	50,000				140,056	805,000	425,000
Shares sold, price per share	$ 9.25			$ 2.90	$ 2.95						$ 11.00
Number of shares authorized by warrant										402,500	212,500
Exercise price of warrant										12.60	13.00
Warrant term										5 years
Grant period													5 years
Vesting period		2 years	4 years			4 years	3 years	3 years					4 years
Options available for grant													376,712
Options granted, weighted-average grant date fair value													$ 2.26		$ 6.91
Options vested, weighted-average grant date fair value													776
Unrecognized compensation costs													432
Unrecognized compensation costs, recognition period													9 months 29 days
Options granted		246,984	41,000			10,000	246,984	3,000
Exercise price		$ 3.38	$ 3.38			$ 4.80	$ 7.00	$ 7.00
Amortization of stock compensation		599											374	265	515
Dividends to non-controlling interests													1,311	1,215	1,595
Shagrir Systems Limited [Member]
Ownership interest													54.48%
Dividends														2,669
Dividends to non-controlling interests														1,215
DBSI [Member]
Number of shares acquired					2,237,191
Ownership interest				49.86%	45.55%
Chief Financial Officer [Member]
Vesting period			2 years
Options granted			20,000
Exercise price			$ 3.38
Amortization of stock compensation			$ 31